Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Transactions with Related Parties [Abstract]
Research and development expenses	$ 208